Related Party Transactions - Schedule of Transaction with Related Party (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Related Party [Line Items]
Transaction with related party	¥ 33,466	$ 4,785
Dr. Zhai Yifan [Member]
Related Party [Line Items]
Transaction with related party	29,533	4,223
Dr. Yang Dajun [Member]
Related Party [Line Items]
Transaction with related party	¥ 3,933	$ 562